Property and Equipment	12 Months Ended
May 31, 2023
Unique Logistics International, Inc., [Member]
Property and Equipment [Line Items]
PROPERTY AND EQUIPMENT

3. PROPERTY AND EQUIPMENT

Major classifications of property and equipment are summarized below as of May 31, 2023 and 2022.

	May 31, 2023	May 31, 2022
Furniture and fixtures	$328,480	$102,062
Computer equipment	223,736	159,674
Software	48,175	30,609
Leasehold improvements	197,966	27,146
Motor Vehicles	224,881	—
	1,023,238	319,491
Less: accumulated depreciation	(413,453)	(130,602)
	$609,785	$188,889

Depreciation expense charged to income for the years ended May 31, 2023 and May 31, 2022 amounted to $282,851 and $75,204.